Segment Analysis - Additional Information (Detail) £ in Millions, Participant in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) Event Country Participant Segment	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of operating segments [line items]
Number of segments | Segment	4
Revenue	£ 7,492	£ 7,341	£ 6,889
Aggregate amount of transaction price allocated	£ 210
Revenue recognition period	10 years
Non-current assets	£ 11,149	9,883	10,783
Share of results of joint ventures	32	37
Joint ventures [member]
Disclosure of operating segments [line items]
Revenue	101	101
Share of results of joint ventures	32	37	37
United Kingdom [member]
Disclosure of operating segments [line items]
Revenue	1,144	1,085	1,048
Non-current assets	£ 988	1,026	961
Exhibitions [member]
Disclosure of operating segments [line items]
Number of countries face to face events conducted | Country	30
Amortisation of acquired intangible assets	£ 1	1	1
Exhibitions [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	£ 31	32	27
Exhibitions [member] | Bottom of range [member]
Disclosure of operating segments [line items]
Number of face to face events conducted | Event	500
Number of participant in face to face events | Participant	7
Geographical origin [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Revenue	£ 527	521	502
Legal [member]
Disclosure of operating segments [line items]
Amortisation of acquired intangible assets	0	0	3
Legal [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	0	5	10
Risk & business analytics [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	£ 1	£ 0	£ 0